ORGANIZATION - Net revenue, net loss, operating, investing and financing cash flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Variable interest entity
Total net revenues	¥ 93,457,498	$ 12,803,625	¥ 77,776,932	¥ 60,668,779
Net income	4,078,180	558,710	5,889,604	(1,397,284)
Net cash provided by (used in) operating activities	9,447,137	1,294,255	11,414,244	8,518,843
Net cash provided by (used in) investing activities	(9,378,025)	(1,284,784)	(3,977,440)	(8,472,355)
Net cash provided by (used in) financing activities	(5,794,635)	(793,862)	(7,218,210)	(1,213,082)
Net increase (decrease) in cash, cash equivalents and restricted cash	(5,556,047)	$ (761,175)	263,202	(1,137,950)
VIE
Variable interest entity
Total net revenues from third party	764,160		595,498	470,564
Total net revenues from non-VIE subsidiaries of the Group	363,013		263,430	183,146
Total net revenues	1,127,173		858,928	653,710
Net income	252,990		194,948	97,023
Net cash provided by (used in) operating activities	2,893,547		1,890,990	(894,943)
Net cash provided by (used in) investing activities	(3,791,134)		(193,772)	185,267
Net cash provided by (used in) financing activities	1,673,754		(1,212,136)	(1,492,179)
Net increase (decrease) in cash, cash equivalents and restricted cash	¥ 776,167		¥ 485,082	¥ (2,201,855)